Share Capital and Additional Paid in Capital - Narrative (Details)		1 Months Ended
	Mar. 04, 2019 $ / shares shares	Sep. 30, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2019 $ / shares	Mar. 03, 2019 $ / shares	Dec. 31, 2018 $ / shares
Class of Stock [Line Items]
Stock split conversion ratio	0.1
Change in equity (in shares)	397
Par value (in USD per share) | $ / shares	$ 0.10			$ 0.10	$ 0.01	$ 0.1
Director
Class of Stock [Line Items]
Shares issued (in shares)		6,591	4,461